Income Taxes (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	4.30%	915.80%
Change in Fair Value of Obligations in Connection With Acquisitions	$ (13,256,000)	$ (7,495,000)
Goodwill impairment	150,400,000
Income Tax [Line Items]
Valuation allowance recorded against deferred tax assets	17,200,000
MakerBot [Member]
Income Tax [Line Items]
Reversal of deferred tax liabilities	$ 17,200,000